Memorandum items (Tables)	12 Months Ended
Dec. 31, 2021
Memorandum items
Contingent liabilities and commitments

		More than	More than
		1 year but	3 years but
	Less than	less than	less than	Over
	1 year	3 years	5 years	5 years	2021	2020
	£m	£m	£m	£m	£m	£m
Guarantees	993	321	195	546	2,055	2,244
Other contingent liabilities	1,005	435	43	521	2,004	2,321
Standby facilities, credit lines and other commitments	60,029	26,775	27,136	7,368	121,308	124,167
Contingent liabilities and commitments	62,027	27,531	27,374	8,435	125,367	128,732

(1)	The maturity of contingent liabilities and commitment is based on the expiry of the agreement between NatWest Group and the customer.

Schedule of contractual obligations for future expenditure not provided for in the accounts

	2021	2020
	£m	£m
Capital expenditure on property, plant and equipment	16	15
Contracts to purchase goods or services (1)	682	729
	698	744

(1)	Of which due within 1 year: £301 million (2020 - £267 million).